Significant accounting policies	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Significant accounting policies
2	Significant accounting policies

2.1	Basis for preparation of the consolidated financial statements

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets, derivative financial instruments and contingent consideration from business combinations that have been measured at fair value.

The corporate reorganization described in Note 1, was accounted for as a reorganization of entities under common control whereby Arco was created as a holding company of Arco Brazil and EAS. As a result, the assets and liabilities of Arco Brazil and EAS are carried at historical cost and there was no step-up in basis or goodwill, or other intangible assets recorded as a result of the corporate reorganization.

As a result, the consolidated financial statements prepared by the Company subsequent to the completion of the reorganization are presented “as if” EAS is the predecessor of the Company. Accordingly, these consolidated financial statements reflect: (i) the historical operating results of EAS prior to the reorganization; (ii) the consolidated results of the Company, Arco Brazil and EAS following the reorganization; (iii) the assets and liabilities of EAS at their historical cost; and (iv) the Company’s equity and earnings (loss) per share for all periods presented. The number of Class A and Class B common shares issued by Arco as a result of the reorganization is reflected retroactively to January 1, 2016, for purposes of calculating earnings (loss) per share for all prior periods presented.

Arco is a holding company, it considers the currency of the local environment of the operational companies in Brazil as its functional currency, as this is the environment which drives the dividend income it receives, which is its primary source of revenue.

Therefore, the functional currency of the Company is the Brazilian real and the consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”). All amounts are rounded to the nearest thousand, except when otherwise indicated.

2.2	Basis of consolidation and investments in associates and joint ventures

The consolidated financial statements comprise the financial statements of the Company as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016.

The table below is a list of the Company’s subsidiaries, associates and joint venture:

				Direct and indirect interest
Name	Principal activities	Country	Investment type	2018	2017	2016
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	—
EAS Educação S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Novagaúcha Editora e Livraria Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Desenvolvimento Educacional Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAE Digital S.A. (*)	Educational content	Brazil	Subsidiary	100.0%	100.0%	70.0%
Escola de Aplicação São José dos Campos Ltda.	Educational services	Brazil	Subsidiary	69.6%	69.6%	51.0%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A. (**)	Educational content	Brazil	Subsidiary	51.5%	51.5%	40.0%
NS Ventures Participações Ltda. (***)	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
NS Educação Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
WPensar S.A.	Educational technology	Brazil	Joint venture	25.0%	25.0%	25.0%
Geekie Desenvolvimento de Softwares S.A.	Educational technology	Brazil	Associate	8.05%	6.5%	6.5%

(*)	In 2016, the Company acquired 70% of SAE Digital S.A. and acquired the remaining 30% interest in October 2017, as described in Note 4.
(**)

In December 2015, the Company acquired 40% interest in International School and such investments was accounted for under the equity method through January 2017, when the Company acquired control and International School became a consolidated subsidiary of the Company. See Note 4.

(***)	NS Ventures Participações Ltda. is a holding entity incorporated by the Company in 2017, with the purpose of acquiring other business.

Control is achieved when the Company is exposed to, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases control of the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in profit or loss.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of income (loss) and comprehensive income (loss), changes in equity and financial position, respectively.

2.3	Summary of significant accounting policies

This note provides a description of the significant accounting policies adopted in the preparation of these consolidated financial statements in addition to other policies that have been disclosed in other notes to these consolidated financial statements. These policies have been consistently applied to all periods presented, unless otherwise stated.

a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of income (loss) in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each segment that are expected to benefit from the combination.

Where goodwill has been allocated to a segment and part of the operation within that segment is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the segment unit retained.

The current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spin off the businesses acquired) and therefore the tax and accounting basis of the net assets acquired are the same as of the acquisition date. In this regard, for the acquired businesses where the Company considers that it will with certainty merge the acquiree with the acquirer or another subsidiary and it will be entitled to the deductibility of the amortization or depreciation of the net assets acquired, no deferred income tax was recorded in these financial statements at acquisition date.

Certain acquired subsidiaries utilize the presumed profit regime as described in Note 22.b to calculate income taxes. Under this regime, there is no difference between the carrying amount and related tax basis of assets and liabilities and therefore no deferred income taxes were recorded in these financial statements at acquisition date or any subsequent periods. At this moment, the Company does not foresee a change in the tax regime utilized by these subsidiaries.

b)	Investment in associates and joint venture

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investments in its associate and joint venture are accounted for using the equity method.

Under the equity method of accounting, the investment in an associate or a joint venture is initially recognized at cost, net of transaction costs. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint ventures is included in the carrying amount of the investment and is not tested for impairment separately.

The statement of income (loss) reflects the Company’s share of the results of operations of the associate or joint venture. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Company recognizes its share of any changes, when applicable, in the statement of changes in equity.

Unrealized gains and losses resulting from transactions between the Company and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Company’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of income (loss) outside operating profit and represents profit or loss after tax of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within share of profit (loss) of equity-accounted investees in the statement of income (loss).

c)	Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non current classification. An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in the normal operating cycle;

•	Held primarily for the purpose of trading;

•	Expected to be realized within twelve months after the reporting period; or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;

•	It is held primarily for the purpose of trading;

•	It is due to be settled within twelve months after the reporting period; or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

d)	Fair value measurement

The Company measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

At each reporting date, the Company analyzes the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Company’s accounting policies. For this analysis, the Company verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Company also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

e)	Financial instruments – initial recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i)	Financial assets

Initial recognition and measurement

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified as: amortized cost or fair value through profit or loss. There is no financial assets designated as fair value through OCI.

Financial assets at amortized cost

The Company measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost include trade receivables and certain financial investments.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. This category includes derivative instruments.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired; or

•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement-and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment of financial assets

Further disclosures relating to impairment of financial assets are also provided in the following notes:

•	Significant accounting estimates and assumptions - Note 3

•	Trade receivables - Note 7

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payments are 180 days past due. If this amount represents more than 5% of the total accounts receivable of a specific client, the entire balance, including the not overdue portion is included in the ECL. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii)	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade payables, financial instruments from acquisition of interests and accounts payable to selling shareholders.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of income (loss).

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of income (loss).

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income (loss).

iii)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

f)	Derivative financial instruments

Initial recognition and subsequent measurement

The Company has derivative financial instruments from call and put options from acquisitions of subsidiaries, associates and joint venture. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are recorded directly to finance result.

g)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand and short-term financial investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term financial investments, as they are considered an integral part of the Company’s cash management.

h)	Inventories

Inventories are measured at the lower of cost and net realizable value. The costs of inventories are based on the average cost method and include costs incurred on the purchase of inventories, editorial production costs and other costs incurred in bringing them to their current location and condition. Costs of purchased inventory are determined after deducting any discounts and recoverable taxes.

Educational content in progress is considered as inventories in progress and comprises the costs incurred to create unfinished educational content. This amount is measured based on the allocation of hours incurred by editorial production employees in the preparation of educational content.

The inventory reserve for educational material is calculated based on their expected net realizable value. Inventory reserve corresponds to a reserve for inventory obsolescence and is recorded in cost of sales. It is estimated based on the amount of educational materials from prior collections which are no longer used for sale. In determining the inventory reserve, the Company considers management’s current assessment of the marketplace, industry trends and projected product demand as compared to the number of units currently in stock.

i)	Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20%
Facilities	10%
Leasehold improvements	10% to 30%

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income (loss) when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

j)	Leases

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset (or assets) and the arrangement conveys a right to use the asset (or assets), even if that asset is (or those assets are) not explicitly specified in an arrangement.

Company as a lessee

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Company is classified as a finance lease.

An operating lease is a lease other than a finance lease. The Company does not have leases classified as a finance lease. Operating lease payments are recognized as an operating expense in the statement of income (loss) on a straight-line basis over the lease term.

k)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles are not capitalized, and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The Company capitalizes the costs directly related with the development of the educational platforms used to deliver content. These costs are substantially comprised of technology related services and payroll expenses, recorded as internally developed software in the educational platform accounting ledger. Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in statement of income (loss) as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Costs associated with maintaining internally developed software are recognized as an expense as incurred.

The useful lives of intangible assets are assessed as finite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income (loss) in the expense category that is consistent with the function of the intangible assets.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of income (loss) when the asset is derecognized.

l)	Impairment of non-financial asset

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations are recognized in the statement of income (loss) in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income (loss).

Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired. Segment is the lowest level within the Company at which the goodwill is monitored for internal management purposes and therefore impairment tests of goodwill have been carried out at each segment level. Impairment is determined for goodwill by assessing the recoverable amount of each segment to which the goodwill relates. When the recoverable amount is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

m)	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of income (loss) net of any reimbursement, when applicable.

n)	Cash dividend

The Company recognizes a liability to pay a dividend when the distribution is authorized, and the distribution is no longer at the discretion of the Company. The distribution is authorized when it is required to pay a dividend of the profit for the year in accordance with the Company’s Articles of Association or is approved by the shareholders. A corresponding amount is recognized directly in equity.

o)	Labor and social obligations

Labor and social obligations are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

p)	Share-based compensation

Certain key executives of the Company receive remuneration in the form of share-based compensation, whereby the executives render services as consideration for equity instruments (equity-settled transactions).

The expenses of equity-settled transactions are determined by the fair value at the date when the grant is made using an appropriate valuation model. That expense is recognized in general and administrative expenses, together with a corresponding increase in equity (share-based compensation reserve), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of income (loss) for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

q)	Revenue recognition

Revenue from sale of education content

Prior to the adoption of IFRS 15, revenue was recognized when the significant risks and rewards of ownership have been transferred to the customer and the collection of the consideration is probable, net of returns and trade discounts, and there is no continuing management involvement with the educational content and the amount of revenue can be measured reliably. Upon the adoption of IFRS 15, the Company recognizes revenue when the performance obligation is satisfied, i.e., at the moment it delivers the content to private schools in printed and digital format. The technology is provided solely in support of the best use of its content. Both printed and digital content are the same.

The digital content, including its features, is provided with the purpose of supporting the printed content, and it includes video lessons, online homework and assessments that are not customized and have no stand-alone value if used separately or outside of the main context. The digital content and related features are an evolution from a totally printed methodology to a broader approach, and will continue to evolve and change in the coming years but are currently still deeply entwined with the printed content.

The Company generates substantially all of its revenue from contracts that have an average term of three years, pursuant to which the Company provides educational content in printed and digital format to private schools. The Company’s revenue is driven by the number of enrolled students at each customer using the solutions and the agreed price per student per year, all in accordance with the terms and conditions set forth in each contract. Each contract contemplates penalties ranging between 20% to 100% of the remaining total value of the contract in the event of termination. However, the content already delivered to the private schools is not returned to the Company unless the return conditions in the following paragraph are met.

Pursuant to the terms of the contracts with the schools, they are required, by the end of November of each year, to provide the Company with an estimate of the number of enrolled students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its educational content. Since the contracts with the schools allows product returns or increase in the number of enrolled students up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met.

Interest income

For all financial instruments measured at amortized cost, interest income is recorded using the EIR method. The EIR is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income includes also gain from financial investments classified as financial assets at fair value through profit or loss. Interest income is included in finance income in the statement of income (loss).

r)	Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint venture, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint venture, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

2.4	Changes in accounting policies and disclosures

New standards, interpretations and amendments adopted by the Company

The Company applied for the first time IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments without restating comparative information.

Other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting.

The Company has applied IFRS 9 prospectively, with the initial application date of January 1, 2018.

The effect of adopting IFRS 9 is, as follows:

Impact on the statement of financial position as of January 1, 2018:

Assets
Trade receivables	(b	)	(5,757)
Tax effects			1,450
Equity

Retained earnings	(b	)	(4,307)

(a) Classification and measurement

Except for trade receivables, under IFRS 9, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

Debt financial instruments are subsequently measured at fair value through profit or loss (FVPL), amortized cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).

The new classification and measurement of the Company’s debt financial assets are, as follows:

•

Debt instruments at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion. This category includes trade receivables.

Other financial assets are classified and subsequently measured, as follows:

•

Financial assets at FVPL comprise derivative instruments which the Company had not irrevocably elected, at initial recognition or transition, to classify at FVOCI. This category would also include debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell.

The assessment of the Company’s business models was made as of the date of initial application, January 1, 2018. The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest was made based on the facts and circumstances as at the initial recognition of the assets.

The main effects resulting from this reclassification are as follows:

Financial assets	Fair value through profit and loss (FVPL)	Loans and receivables	Amortized cost
Balance at December 31, 2017 – IAS 39 *	49,197	142,292	—
Reclassify financial investments from loans and receivables to amortized cost	—	(114,363)	114,363
Reclassify financial investments from loans and receivables to FVPL (*)	27,929	(27,929)	—

Balance at January 1, 2018 - IFRS 9	77,126	—	114,363

(*)

As a result of the implementation of IFRS 9 in 2018, the Company reclassified some financial investments from loans and receivables to FVPL as described on note 24. The fair value of those instruments did not differ from the amortized cost as of January 1, 2018.

The accounting for the Company’s financial liabilities remains largely the same as it was under IAS 39. Similar to the requirements of IAS 39, IFRS 9 requires contingent consideration liabilities to be treated as financial instruments measured at fair value, with the changes in fair value recognized in the statement of income (loss).

(b) Impairment

The adoption of IFRS 9 has changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach. IFRS 9 requires the Company to record an allowance for ECLs for all loans and other debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

For trade receivables, the Company has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Company has established a provision matrix that is based on the Company’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset in default when contractual payment are 180 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company.

The adoption of the ECL requirements of IFRS 9 resulted in increases in impairment allowances of the Company’s trade receivables. The increase in allowance resulted in adjustment to retained earnings. The impairment allowances for trade receivables as at January 1, 2018 is as follows:

Trade receivables
At December 31, 2017 – calculated under IAS 39	(4,533)
Effects on the adoption of IFRS 9	(5,757)

At January 1, 2018 – calculated under IFRS 9	(10,290)

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

The Company has applied IFRS 15 prospectively, with the initial application date of January 1, 2018 and the effects of adopting IFRS 15 are not material.

The Company sells educational content to private schools, which is delivered through printed and digital formats to private schools. The content for both printed and digital formats is the same, and there are no sales of only digital content or features to private schools. The content is delivered to private schools by transferring the printed books (i.e. the full content) together with a specific code that allows access to the platform. The digital content, including its features, is provided with the purpose of supporting the printed content, and it includes video lessons, online homework and assessments that are not customized and have no stand-alone value if used separately or outside of the main context. Use of the digital content is optional to the students, teachers and management of the private schools. The content, in both printed and digital formats, is sold as a bundle, as the formats are not designed or intended to be used independently and for this reason are not sold separately. In addition, the Company does not have any obligation to make updates, upgrades, or provide additional content in the platform. In relation to the benefits of the platform, the Company’s performance is satisfied when the educational content is delivered to schools, which only then receive the benefits in an irrevocable way.

(a) Sale of goods

The Company’s contracts with customers for the sale of educational content include one performance obligations. The Company has concluded that revenue from sale of educational content should be recognized at the point in time when control of the asset is transferred to the customer, i.e. on the delivery of the educational content. Therefore, the adoption of IFRS 15 did not have an impact on the timing of revenue recognition.

(b) Advances received from customers

The Company receives short-term advances from its customers under the normal course of business, recognized upon the practical expedient as liabilities in the statement of financial position. As such, the Company does not adjust the consideration for the effects of a financing component in contracts, where the Company expects at contract inception, that the period between the time the customer pays for the education content and when the Company transfers the educational content to the customer will be one year or less.

(c) Presentation and disclosure requirements

As required for the consolidated financial statements, the Company disaggregated revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Company also disclosed information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment. Refer to Note 19 for the disclosure on disaggregated revenue.

New and amended standards and interpretations not yet adopted

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (i.e., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will also be required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

During 2018, the Company has performed a detailed impact assessment of IFRS 16. In summary the impact of IFRS 16 adoption in 2019 is expected to be, as follows:

Financial position
Property and equipment (right-of-use assets)	20,595
Lease liabilities	(22,908)
Net impact on equity	(2,313)
Statement of income (loss)
Depreciation expense (included in administrative expenses)	(4,803)
Finance costs	(1,529)
Rental expense	5,056
Profit (loss) for the year	(1,276)

Due to the adoption of IFRS 16, the Company’s lease expense in the operational result is expected to decrease, while the interest expense and depreciation are expected to increase, regarding this matter. This is due to the change in the accounting for expenses of leases that were classified as operating leases under IAS 17.

The Company intends to apply the modified retrospective transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets for property leases will be measured on transition as if the new rules had always been applied. All other right-of-use assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

IFRIC 23 - Uncertainty over Income Tax Treatments

On June 7, 2017, the IFRS Interpretations Committee (IFRS IC) issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12 ‘Income taxes’, are applied where there is uncertainty over income tax treatments. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

Management has assessed the new standard and does not expect any impacts on the Company’s consolidated financial statements.